Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 23, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Contingent consideration	$ 0
Period 1
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Business Acquisition, Payment Date of Contingent Consideration	2015-03
Period 2
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Business Acquisition, Payment Date of Contingent Consideration	2016-03
Speetec
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Contingent consideration			$ 1,600,000
Business acquisition, Contingent consideration percentage			25.00%
Speetec | Significant Unobservable Inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Contingent consideration		$ 0
Business acquisition, Contingent consideration percentage		25.00%
Business acquisition, contingent consideration amount total		$ 7,300,000
Business acquisition, contingent consideration expected discount rate		9.90%
Contingent consideration payable percentage		50.00%
Speetec | Significant Unobservable Inputs (Level 3) | Period 1
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Business Acquisition, Payment Date of Contingent Consideration		2015-03
Speetec | Significant Unobservable Inputs (Level 3) | Period 2
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Business Acquisition, Payment Date of Contingent Consideration		2016-03